Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information
Entity Registrant Name	SIERRA WIRELESS INC
Entity Central Index Key	0001111863
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	36,067,415
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false